Accrued Expenses (Schedule Of Accrued Expenses) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Line Items]
Employee benefits	$ 50.9	$ 34.0
Pension and other postretirement employee benefits	12.1	13.0
Salaries and wages	16.8	10.4
Taxes other than income taxes	8.7	8.5
Environmental	9.7	6.9
Interest, excluding interest on uncertain tax positions	18.0	18.0
Restructuring costs	12.2	0.5
Customer rebates	3.9	5.0
Insurance related accruals	4.0	4.0
All other	37.7	25.8
Total	$ 174.0	$ 126.1